SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 467,378	$ 488,717	$ 505,755
Less: accumulated depreciation	(361,704)	(346,568)	(289,956)
Total	105,674	142,149	215,799
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	88,641	87,428	82,298
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	109,342	115,789	122,185
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	181,136	191,965	202,570
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 88,259	$ 93,535	$ 98,702